Derivative instruments and hedging activities - Schedule of information about written credit derivatives by external credit rating of underlying asset (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2023	Mar. 31, 2022
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 15,635	¥ 18,257
Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		8,121	7,708
Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		6,839	10,015
Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		624	419
Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		51	115
AAA [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		412	297
AAA [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		227	192
AAA [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		185	105
AAA [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
AAA [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
AA [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,585	1,700
AA [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,405	1,485
AA [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		180	215
AA [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
AA [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
A [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		5,323	5,622
A [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,378	2,164
A [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,924	3,369
A [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		21	28
A [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional			61
BBB [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		5,728	7,322
BBB [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,530	2,057
BBB [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,844	5,012
BBB [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		325	226
BBB [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		29	27
BB [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,155	1,931
BB [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		781	869
BB [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		299	988
BB [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		53	47
BB [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		22	27
Other [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	1,432	1,385
Other [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	800	941
Other [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	407	326
Other [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	225	118
Other [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]

[1]	Other includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a credit rating is unavailable.